COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY

SEPARATE ACCOUNT VA-K

Supplement dated August 23, 2010 to Prospectus dated May 1, 2001 for Delaware Golden Medallion

Effective immediately, one additional Sub-Account will be available under the Delaware Golden Medallion. The Sub-Account will invest exclusively in shares of the Goldman Sach VIT Money Market Fund of the Goldman Sachs Variable Insurance Trust.  The following information supplements the corresponding sections of the Prospectus.

•                  “Goldman Sachs VIT Money Market Fund” is added in the listing of Portfolios on the first page of the Prospectus.

•                  The description of the Variable Account under “WHAT ARE MY INVESTMENT CHOICES?” is deleted and replaced with the following:

The Variable Account. You have the choice of Sub-Accounts investing in the following Underlying Portfolios:

Delaware VIP Trust (Standard Class)	Invesco Variable Insurance Funds (Series I Shares)
Delaware VIP Cash Reserves Series	Invesco V.I. Capital Appreciation Fund
Delaware VIP Emerging Markets Series	Invesco V.I. Core Equity Fund
Delaware VIP High Yield Series	Invesco V.I. High Yield Fund
Delaware VIP International Value Equity Series	Invesco V.I. International Growth Fund
Delaware VIP Limited-Term Diversified Income Series
Delaware VIP REIT Series	Franklin Templeton Variable Insurance Products Trust
Delaware VIP Small Cap Value Series	(Class 2)
Delaware VIP Smid Cap Growth Series	FT VIP Franklin Small-Mid Cap Growth Securities Fund
Delaware VIP Trend Series	FT VIP Mutual Shares Securities Fund
Delaware VIP U.S. Growth Series	FT VIP Templeton Foreign Securities Fund
Delaware VIP Value Series	FT VIP Templeton Growth Securities Fund

The Alger Portfolios (Class I-2)	Goldman Sachs Variable Insurance Trust
Alger Capital Appreciation Portfolio	(Service Shares)
Alger Mid Cap Growth Portfolio	Goldman Sachs VIT Money Market Fund
Alger Small Cap Growth Portfolio
Lincoln Variable Insurance Products Trust
AllianceBernstein Variable Products Series Fund, Inc.	(Standard Class)
(Class B)	LVIP Delaware Foundation® Moderate Allocation Fund
AllianceBernstein VPS Global Thematic Growth Portfolio
AllianceBernstein VPS Growth and Income Portfolio	Pioneer Variable Contracts Trust (Class II)
AllianceBernstein VPS Growth Portfolio	Pioneer Emerging Markets VCT Portfolio
AllianceBernstein VPS Large Cap Growth Portfolio	Pioneer Mid Cap Value VCT Portfolio

•                  The following summary of the investment objectives and policies of the Goldman Sachs VIT Money Market Fund  is inserted under INVESTMENT OBJECTIVES AND POLICIES:

Goldman Sachs Variable Insurance Trust (Service Shares)

Adviser:  Goldman Sachs Asset Management, L.P.

Goldman Sachs VIT Money Market Fund — The Money Market Fund seeks to maximize current income to the extent consistent with the preservation of capital and the maintenance of liquidity by investing exclusively in high quality money market instruments.   The Money Market Fund pursues its investment objective by investing in U.S. Government Securities, obligations of U.S. banks, commercial paper and other short-term obligations of U.S. companies, states, municipalities and other entities and repurchase agreements. The Fund may also invest in U.S. dollar denominated obligations of foreign banks, foreign companies and foreign governments.

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